Annual Total Returns [BarChart] - Western Asset Short Duration Municipal Income Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	1.50%
Annual Return 2011	3.50%
Annual Return 2012	1.49%
Annual Return 2013	0.48%
Annual Return 2014	1.48%
Annual Return 2015	0.31%
Annual Return 2016	0.07%
Annual Return 2017	1.40%
Annual Return 2018	1.01%
Annual Return 2019	3.25%